Related-Party Transactions - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Accrued charitable contributions payable	$ 0.3		$ 1.3
Hoya Intermediate, LLC
Related Party Transaction [Line Items]
Accrued charitable contributions payable			1.3	$ 0.5
Vivid Cheers [Member]
Related Party Transaction [Line Items]
Accrued charitable contributions payable	$ 0.6	$ 0.5
Vivid Cheers [Member] | Hoya Intermediate, LLC
Related Party Transaction [Line Items]
Accrued charitable contributions payable			$ 2.4	$ 0.5